INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Current tax
Current tax	$ 246	$ 206	$ 428	$ 483
Deferred tax
Deferred tax expense (income)	18	73	41	97
Income tax expense	$ 264	$ 279	$ 469	$ 580